Allowances for Credit Losses - Summary of Changes in the Allowances for Loan Losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Provision (reversal) for credit losses		₩ 29,183	₩ (2,091)	₩ 8,504
Gain on recovery of loans and advances previously written off		289,139	415,998
Borrowings		10,301,118	9,830,171
Recovery activities continuing
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Write-offs		1,757,920
Loans measured at amortized cost | Retail | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		284,816	242,819
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(141,775)	(123,154)
Transfer to lifetime expected credit losses		145,827	122,874
Impairment		(72,265)	(52,151)
Write-offs		14	(1)
Sales		(631)	(163)
Provision (reversal) for credit losses	[1],[2]	67,219	95,239
Others (exchange differences, etc.)		177	(647)
Ending		283,382	284,816	242,819
Loans measured at amortized cost | Retail | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		602,037	474,475
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		153,560	130,189
Transfer to lifetime expected credit losses		(118,734)	(103,028)
Impairment		(9,672)	(6,042)
Write-offs		0	0
Sales		(1,126)	(810)
Provision (reversal) for credit losses	[1],[2]	(45,014)	108,585
Others (exchange differences, etc.)		3,599	(1,332)
Ending		584,650	602,037	474,475
Loans measured at amortized cost | Retail | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		450,513	288,912
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(11,785)	(7,035)
Transfer to lifetime expected credit losses		(27,093)	(19,846)
Impairment		81,937	58,193
Write-offs		(657,670)	(448,362)
Sales		(13,346)	(5,689)
Provision (reversal) for credit losses	[1],[2]	679,687	595,784
Others (exchange differences, etc.)		(1,194)	(11,444)
Ending		501,049	450,513	288,912
Loans measured at amortized cost | Corporate | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		561,936	477,993
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(119,940)	(120,619)
Transfer to lifetime expected credit losses		155,094	125,031
Impairment		(95,732)	(48,220)
Write-offs		9	(3)
Sales		(315)	(145)
Provision (reversal) for credit losses	[1],[2]	435,633	126,786
Others (exchange differences, etc.)		(970)	1,113
Ending		935,715	561,936	477,993
Loans measured at amortized cost | Corporate | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		522,552	448,084
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		123,441	127,679
Transfer to lifetime expected credit losses		(121,027)	(93,169)
Impairment		(8,864)	(13,524)
Write-offs		0	0
Sales		0	(103)
Provision (reversal) for credit losses	[1],[2]	429,706	49,883
Others (exchange differences, etc.)		(6,168)	3,702
Ending		939,640	522,552	448,084
Loans measured at amortized cost | Corporate | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		901,288	960,964
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(3,501)	(7,060)
Transfer to lifetime expected credit losses		(34,067)	(31,862)
Impairment		104,596	61,744
Write-offs		(436,246)	(617,332)
Sales		(31,716)	(70,603)
Provision (reversal) for credit losses	[1],[2]	779,310	690,534
Others (exchange differences, etc.)		2,880	(85,097)
Ending		1,282,544	901,288	960,964
Loans measured at amortized cost | Credit card | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		354,315	322,649
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(75,980)	(50,836)
Transfer to lifetime expected credit losses		24,754	24,324
Impairment		(25,843)	(19,219)
Write-offs		0	0
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	50,867	77,418
Others (exchange differences, etc.)		39	(21)
Ending		328,152	354,315	322,649
Loans measured at amortized cost | Credit card | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		163,185	175,168
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		78,420	57,128
Transfer to lifetime expected credit losses		(20,898)	(23,042)
Impairment		(2,592)	(2,129)
Write-offs		0	0
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	(11,611)	(43,497)
Others (exchange differences, etc.)		21	(443)
Ending		206,525	163,185	175,168
Loans measured at amortized cost | Credit card | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		320,342	294,327
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(2,440)	(6,292)
Transfer to lifetime expected credit losses		(3,856)	(1,282)
Impairment		28,435	21,348
Write-offs		(664,027)	(450,389)
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	766,581	480,849
Others (exchange differences, etc.)		(43,887)	(18,219)
Ending		₩ 401,148	₩ 320,342	₩ 294,327

[1]	Includes ￦ 415,998 million and ￦ 289,139 million of collections from written-off loans for the years ended December 31, 2022 and 2023, respectively.
[2]	Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).